Report of Votes of Stockholders

The Annual Meeting of Stockholders was held on October 29, 2020, to (i) elect four Class III Directors to serve until the

Annual Meeting of Stockholders in 2023, or until their successors are elected and qualified and (ii) elect three Class II

Directors to serve until the Annual Meeting of Stockholders in 2022, or until their successors are elected and qualified.

Class I Directors (which include Marc Gary, Michael M. Knetter and Peter P. Trapp (preferred stock only)) continue to hold office until the Annual Meeting in 2021.

To elect four Class III Directors to serve until the Annual Meeting of Stockholders in 2023 or until their successors are elected and qualified.

Shares of Common and Preferred Stock Votes For

Votes

Withheld Abstentions

Broker

Non-Votes

Joseph V. Amato 20,163,947 681,977 — —

Martha C. Goss 20,175,979 669,945 — —

James G. Stavridis 20,163,838 682,086 — —

Candace L. Straight 20,178,031 667,892 — —

To elect three Class II Directors to serve until the Annual Meeting of Stockholders in 2022 or until their successors are elected and qualified.

Shares of Common and Preferred Stock Votes For

Votes

Withheld Abstentions

Broker

Non-Votes

Michael J. Cosgrove 20,205,186 640,738 — —

Deborah C. McLean 20,215,995 629,928 — —

Tom D. Seip 20,199,026 646,898 — —

Information Classification: Limited Access